ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE [Text Block]

4. ACCOUNTS RECEIVABLE

In June 2019, the Company entered into a settlement agreement (the "Settlement Agreement") with Savannah Resources plc ("Savannah") relating to the deferred consideration payable to Gentor pursuant to the terms of the sale by Gentor to Savannah in July 2014 of Gentor's properties in Oman (the "Oman Sale"). Savannah is an Alternative Investment Market-listed resource development company.

The original consideration for the Oman Sale was comprised of a cash payment of $800,000, which was paid to the Company on closing, and the following deferred consideration (the "Deferred Consideration"): (a) $1,000,000, payable to Gentor upon a formal final investment decision being made for the development of the Block 5 license (one of the sold properties) in Oman; (b) $1,000,000, payable to Gentor upon the production of the first saleable concentrate or saleable product from ore derived from the Block 5 license in Oman; and (c) $1,000,000, payable to Gentor within six months of the payment referred to in (b) above. The Deferred Consideration remained outstanding as the related milestones as set out in (a), (b) and (c) were not achieved. The contingent Deferred Consideration has not been reflected in the consolidated financial statements according to ASC 450-30-25 Gain Contingencies Recognition. Management continued to reassess the value of the Deferred Consideration at each reporting date.

Under the Settlement Agreement, Gentor and Savannah agreed to fully settle the outstanding Deferred Consideration in exchange for (i) the payment to Gentor by Savannah of $100,000 (with $50,000 being payable 30 days from the date of the Settlement Agreement and $50,000 being payable six months from the date of the Settlement Agreement), and (ii) the issuance to Gentor by Savannah of $200,000 worth of Savannah shares (being 3,008,025 shares) (the "Savannah Shares"). As a result, the Company recognized $300,000 as a gain on settlement.

As at December 31, 2019, the balance of $50,000 in accounts receivable is related to the Deferred Consideration under the Settlement Agreement due to the Company from Savannah, which has been received in Feburary 2020.

During the year ended December 31, 2019, the Company sold 3,008,025 Savannah shares for proceeds of $79,121 and a realized loss on disposal of investment in shares of $120,209.